Flight equipment held for sale (Details) $ in Thousands	3 Months Ended
	Dec. 31, 2018 USD ($) aircraft	Jun. 30, 2019 USD ($) aircraft
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of aircraft held for sale | aircraft	7
Net book value of flight equipment held for sale | $	$ 184,129	$ 507,949
Number of aircraft sold | aircraft	6
Flight Equipment Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of aircraft held for sale | aircraft		19
Net book value of flight equipment held for sale | $		$ 507,900
Maintenance and security deposit received from the lessee to be assumed by the buyers of the aircraft | $		$ 117,000